Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
General Motors
The Company is party to a (i) Data Sharing Agreement, dated December 21, 2018 (see Note 10), (ii) Advanced Subscription Agreement, dated December 13, 2019 (see Note 12) and (iii) Convertible Loan Agreement, dated July 21, 2020 (see Note 13), with GM. GM currently holds more than 5.0% of the Company’s equity.
Pursuant to the terms of the Data Sharing Agreement, the Company and GM share fees with respect to data licenses that support the opportunities for licensing of connected vehicle data. During the years ended December 31, 2021 and 2020, the Company recorded $3.5 million and $2.4 million, respectively, as a reduction to revenue, net on the Consolidated Statements of Operations and Comprehensive Loss for revenue sharing amounts owed to GM.
Pursuant to the terms of the GM Credit Facility, GM loaned $10.0 million to the Company in 2020, at an interest rate of 12.0%. The initial term of the GM Credit Facility was three months. In July 2020, the Company had a debt restructuring that modified the facility to extend the term until December 31, 2021. In April 2021, the Company repaid its outstanding debt balance and fees of $10.8 million owed to GM. As of December 31, 2020, the loan principal was recorded to debt to related parties on the Consolidated Balance Sheets and accrued interest of $1.0 million was recorded to accrued expenses and other current liabilities. Interest expense of $0.4 million and $1.0 million was recorded on the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020, respectively.
In April 2021, as part of the Convertible Loan Agreement (see Note 13), the Company issued additional Convertible Loans to GM in the sum of £3.5 million ($4.8 million) through the settlement of accounts payable of $2.9 million and recognition of prepayment of $1.9 million. The Convertible Loans issued in April 2021 have the same terms as the Loans issued during the year ended December 31, 2020 (see Note 13).
As of December 31, 2021 and December 31, 2020, the Company had $1.5 million and $2.8 million, respectively, recorded to Accounts payable on the Consolidated Balance Sheets for amounts owed to GM.
Chief Executive Officer
The Chief Executive Officer (“CEO”) of the Company currently holds more than 5.0% of the Company’s equity. The CEO also serves as an executive director of another company that entered into a service agreement with the Company, dated March 20, 2020, under which the company agreed to provide certain proof of concept analysis and autonomous vehicle simulation services to the Company. The Company recognized $0.6 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively, for professional and capital raising services rendered by that provider on behalf of the Company.
Chairman of the Board of Directors
The Chairman of our Board of Directors also serves as a non-employee director of two other companies. The Company and one of the companies entered into two service agreements dated February 12, 2020 and December 1, 2020 under which the company agreed to provide certain consulting and related services to the Company, which services were not provided by the Chairman. Pursuant to the terms of the agreement, the Company recognized $0.5 million and $0.3 million in fees during the years ended December 31, 2021 and 2020, respectively, for professional services rendered by the company.
Director of the Board of Directors
A company that is controlled by a director, entered into a Consultancy Agreement, dated May 12, 2016, under which such director provided certain consulting and related services to the Company. Pursuant to the terms of the Consultancy Agreement, the Company recognized $0.8 million and $0.6 million of expenses for the years ended December 31, 2021 and 2020, respectively, for professional and capital raising services rendered on behalf of the Company. Upon completion of the Business Combination, this agreement was effectively terminated.
Apollo
On November 10, 2021, Apollo and the Company entered into the Forward Purchase Agreement described in Note 7 -Forward Purchase Agreement. Under that agreement, Apollo entered into an equity prepaid forward transaction in which it acquired up to 7.5 million shares of Virtuoso Class A common stock at $10 per share, which, following the closing of the Business Combination, were exchanged to and represented more than 5% of the Company’s outstanding common stock. As of December 31, 2021, Apollo holds 7.2 million shares of the Company’s common stock.